UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                       811-22219

                              Wells Fargo Multi-Strategy 100 TEI Fund I, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Alternative Asset Management, LLC
333 Market Street, 29th Floor, MAC A0119-291
                                                   San Francisco, CA 94105
(Address of principal executive offices) (Zip code)

Eileen Alden
Wells Fargo Alternative Asset Management, LLC
333 Market Street, 29th Floor
MAC A0119-291
                                                   San Francisco, CA 94105
(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 371-4000

Date of fiscal year end: January 31

Date of reporting period: October 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

Consolidated Schedule of Investments
As of October 31, 2009 (Unaudited)			(in U.S. dollars)

Investment in Wells Fargo Multi-Strategy 100 Master Fund I, LLC - 100.0% *			$ 32,762,744
Other Liabilities in Excess of Other Assets - (0.0)%			(25,227)
Net Assets - 100.0%			$ 32,737,517

* Wells Fargo Multi-Strategy 100 TEI Fund I, LLC ("TEI Fund") is a feeder fund that indirectly invests substantially all of its investable assets in Wells Fargo Wells Fargo Multi-Strategy 100 Master Fund I, LLC ("Master Fund") through Wells Fargo Multi-Strategy 100 TEI Fund I, LDC ("Offshore Feeder Fund").   This schedule of investments is a consolidated schedule of investments of the TEI Fund and the Offshore Feeder Fund.  The Schedule of Investments of the Master Fund is included below.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Schedule of Investments
As of October 31, 2009 (Unaudited)			(in U.S. dollars)

Strategy	Trusts	Cost	Fair Value
Convertible Arbitrage - 11.9%	HFR CA Global Opportunity Fund	$ 4,869,156	$ 6,314,581
	HFR CA Lazard Rathmore Fund	5,002,623	6,921,053
			13,235,634
Distressed Securities - 7.1%	HFR DS Feingold O'keeffe Fund	2,416,300	2,419,677
	HFR DS Opportunity Fund	966,880	578,509
	HFR DS Restoration Fund	1,191,662	1,102,787
	HFR EM Outrider Fund	3,273,900	3,578,190
	HFR EM Select Fund	731,125	201,137
			7,880,300
Equity Hedge - 25.8%	HFR HE Acero Fund	2,930,730	2,762,051
	HFR HE Ajia Lighthorse China Growth Fund	2,607,114	3,338,887
	HFR HE Asia Performance Fund	2,294,888	2,483,723
	HFR HE Europe Performance Fund	2,224,167	2,218,421
	HFR HE PilotRock Fund	3,343,451	2,509,804
	HFR HE Soundpost Fund	4,694,669	5,300,848
	HFR HE Systematic Fund	4,804,178	4,594,205
	HFR HE Timescape Fund	6,419,720	5,707,362
			28,915,301
Event Driven - 7.2%	HFR ED Global Fund	2,183,100	2,320,194
	HFR ED Select IV Fund	5,417,903	5,701,374
			8,021,568
Macro - 15.6%	HFR Macro Augustus Discretionary Currency Fund	4,294,800	4,373,878
	HFR Macro Discovery Fund	6,082,464	3,393,111
	HFR Macro Seagate Fund	4,341,646	4,399,947
	HFR Macro Woodbine Fund	2,204,500	2,160,120
	HFR MF Beach Fund	2,814,533	3,129,207
			17,456,263
Merger Arbitrage - 7.1%	HFR MA Select Opportunity Fund	2,368,000	2,391,202
	HFR MA Shorewater Fund	2,317,691	2,484,445
	HFR MA Strategic Fund	2,809,033	2,992,468
			7,868,115
Relative Value - 25.3%	HFR RVA ARX Fund	5,743,902	5,850,088
	HFR RVA Combined Fund	6,935,581	7,183,588
	HFR RVA Constellation Fund	2,167,600	2,871,255
	HFR RVA Harvest 1.25x Fund	2,204,500	2,202,692
	HFR RVA Opal Fund	4,351,800	4,785,473
	HFR RVA Titan Fund	5,148,539	5,351,739
			28,244,835
Total Investments** (Cost - $109,156,328*) - 100.0%			111,622,016
Other Assets Less Liabilities - 0.0%			(51,200)
Net Assets - 100.0%			$ 111,570,816

Percentages shown are stated as a percentage of net assets as of October 31, 2009.

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost.....................................	$ 105,499,165
Gross unrealized appreciation.............	$ 18,422,552
Gross unrealized depreciation.............	(12,299,701)
Net unrealized appreciation.................	$ 6,122,851

** Non-income producing securities.

FAIR VALUE MEASUREMENTS

In September  2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.   SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Fund adopted SFAS 157 effective at inception.  The three levels of the fair value hierarchy under SFAS 157 are described below:

●	Level 1 – price quotations in active markets/exchanges for identical securities
●	Level 2 – other significant observable inputs (including, but not limited to: quoted prices for similar securities, interest rates, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund’s net assets as of October 31, 2009, is as follows:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ -
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	111,622,016
Total	$ 111,622,016

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Securities
Balance, as of February 1, 2009	$ 89,900,742
Realized gain (loss)	(3,866,112)
Change in unrealized appreciation (depreciation)	9,702,886
Net purchases (sales)	15,884,500
Net transfers in/out of Level 3	-
Balance, as of October 31, 2009	$111,622,016

Investments in Securities
The amount of total gains and losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$ 8,600,169

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wells Fargo Multi-Strategy 100 TEI Fund I, LLC

By (Signature and Title)*	/s/ Daniel J. Rauchle
Daniel J. Rauchle, President
(principal executive officer)

Date	December 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel J. Rauchle
Daniel J. Rauchle, President
(principal executive officer)

Date	December 21, 2009

By (Signature and Title)*	/s/ Eileen Alden
Eileen Alden, Treasurer
(principal financial officer)

Date	December 21, 2009

* Print the name and title of each signing officer under his or her signature.